Financial Instruments and Risk Management - Schedule of Exposure to Credit Risk (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Gross carrying amount [Member]
Schedule of Exposure to Credit Risk [Line Items]
Trade and other receivables	$ 7,954,039	$ 5,346,653
Cash and cash equivalents	2,361,689	1,000,284
Impairment [Member]
Schedule of Exposure to Credit Risk [Line Items]
Trade and other receivables	(1,147,683)	(968,322)
Cash and cash equivalents
Net carrying amount [Member]
Schedule of Exposure to Credit Risk [Line Items]
Trade and other receivables	6,806,356	4,378,331
Cash and cash equivalents	$ 2,361,689	$ 1,000,284